SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
Schedule of share capital

The share capital as of each balance sheet date was as follows (EUR in millions):

	December 31, 2021			December 31, 2022
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	574,887,317			574,887,317
Priority share	1			1
Class A ordinary shares	500,000,000			500,000,000
Class B ordinary shares	37,138,658			37,138,658
Class C ordinary shares	37,748,658			37,748,658
Issued and fully paid:	359,509,154	€6.8	282	362,050,945	€6.8	284
Priority share	1	—	—	1	—	—
Class A ordinary shares	323,800,479	3.2	154	326,342,270	3.2	156
Class B ordinary shares	35,698,674	3.6	128	35,698,674	3.6	128
Class C ordinary shares	10,000	—	—	10,000	—	—